Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$118,128,900.43	0.2513381	$100,330,527.76	0.2134692	$17,798,372.67
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$308,458,900.43	0.2327412	$290,660,527.76	0.2193118	$17,798,372.67

Weighted Avg. Coupon (WAC)	3.25%		3.26%
Weighted Avg. Remaining Maturity (WARM)	28.32		27.43
Pool Receivables Balance	$334,007,283.16		$315,799,453.76
Remaining Number of Receivables	38,396		37,540

Adjusted Pool Balance	$328,489,100.81		$310,690,728.14

III. COLLECTIONS

Principal:
Principal Collections	$17,657,551.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$482,906.25
Total Principal Collections	$18,140,457.25

Interest:
Interest Collections	$874,405.43
Late Fees & Other Charges	$49,150.48
Interest on Repurchase Principal	$-
Total Interest Collections	$923,555.91

Collection Account Interest	$6,067.95
Reserve Account Interest	$1,142.59
Servicer Advances	$-

Total Collections	$19,071,223.70

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$19,071,223.70
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,071,223.70

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$278,339.40	$-	$278,339.40	$278,339.40
Collection Account Interest					$6,067.95
Late Fees & Other Charges					$49,150.48
Total due to Servicer					$333,557.83

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$88,596.68		$88,596.68
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$211,309.68		$211,309.68	$211,309.68

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$18,367,358.19

9. Regular Principal Distribution Amount:					$17,798,372.67

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,798,372.67
Class A-4 Notes				$-
Class A Notes Total:		$17,798,372.67		$17,798,372.67
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$17,798,372.67		$17,798,372.67

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					568,985.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,518,182.35
Beginning Period Amount	$5,518,182.35
Current Period Amortization	$409,456.73
Ending Period Required Amount	$5,108,725.62
Ending Period Amount	$5,108,725.62
Next Distribution Date Required Amount	$4,716,353.50

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.10%	6.45%	6.45%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.57%	37,003	97.86%	$309,029,917.53
30 - 60 Days	1.12%	420	1.66%	$5,235,013.54
61 - 90 Days	0.26%	98	0.41%	$1,287,315.20
91-120 Days	0.05%	18	0.08%	$247,207.49
121 + Days	0.00%	1	0.00%	$-
Total		37,540		$315,799,453.76

Delinquent Receivables 30+ Days Past Due
Current Period	1.43%	537	2.14%	$6,769,536.23
1st Preceding Collection Period	1.79%	687	2.72%	$9,095,094.24
2nd Preceding Collection Period	1.86%	732	2.79%	$9,886,092.21
3rd Preceding Collection Period	1.77%	715	2.62%	$9,823,592.42
Four-Month Average	1.71%		2.57%

Repossession in Current Period		39		$518,697.30
Repossession Inventory		88		$466,081.95

Current Charge-Offs
Gross Principal of Charge-Offs				$550,278.40
Recoveries				$(482,906.25)
Net Loss				$67,372.15

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.24%

Average Pool Balance for Current Period				$324,903,368.46

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.25%
1st Preceding Collection Period				0.55%
2nd Preceding Collection Period				0.52%
3rd Preceding Collection Period				1.57%
Four-Month Average				0.72%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	48	2,487	$38,474,077.25
Recoveries	65	2,217	$(21,436,965.37)
Net Loss			$17,037,111.88
Cumulative Net Loss as a % of Initial Pool Balance			1.25%

Net Loss for Receivables that have experienced a Net Loss *	30	2,080	$17,100,903.28
Average Net Loss for Receivables that have experienced a Net Loss			$8,221.59

Principal Balance of Extensions			$1,016,839.43
Number of Extensions			74

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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